Business Combination - Narrative (Details) $ / shares in Units, $ in Thousands			4 Months Ended	6 Months Ended
	Jun. 30, 2025 vessel shares	Feb. 07, 2024 USD ($)	Jun. 30, 2025 USD ($) vessel shares	Jun. 30, 2025 USD ($) vessel shares	Jun. 30, 2024 USD ($)	Apr. 22, 2025	Apr. 03, 2025 shares	Mar. 27, 2025 shares	Mar. 12, 2025 shares	Mar. 04, 2025 $ / shares shares
Disclosure of detailed information about business combination [line items]
Business Combination - initial purchase				$ 1,460,354
Revenue of acquiree since acquisition date			$ 198,800
Loss of acquiree since acquisition date			$ 37,500
Revenue of combined entity as if combination occurred at beginning of period				306,200
Loss of combined entity as if combination occurred at beginning of period				66,100
Decrease through acquisition of subsidiary, equity					$ 796,970
CMB.TECH NV
Disclosure of detailed information about business combination [line items]
Decrease through acquisition of subsidiary, equity		$ 797,000
Non-controlling interest
Disclosure of detailed information about business combination [line items]
Business Combination - initial purchase				$ 1,460,354
Minimum
Disclosure of detailed information about business combination [line items]
Number of vessels owned | vessel	250		250	250
CMB | CMB.TECH NV
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%
Consideration paid in cash		$ 1,150,000
Golden Ocean Group Limited
Disclosure of detailed information about business combination [line items]
Number of shares acquired | shares							17,036,474
Share in equity							8.55%		40.80%
Number of shares owned | shares	98,400,204		98,400,204	98,400,204
Proportion of ownership interest in subsidiary	49.40%
Stock-for-stock merger, exchange ratio						0.95
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				$ 2,000
Golden Ocean Group Limited | Hemen Holding Limited
Disclosure of detailed information about business combination [line items]
Number of shares acquired | shares							9,689,197	7,347,277	81,363,730	81,363,730
Price per share acquired (in USD per share) | $ / shares										$ 14.49
Share in equity							49.40%	44.50%	40.80%	40.80%
Number of shares owned | shares							98,400,204	88,711,007